SHAREHOLDERS EQUITY (Schedule of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation	$ 943	$ 893	$ 549
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation	34	16
Research and development, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation	73	83
Marketing and business development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation	226	191
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation	$ 610	$ 603